License Agreements - Additional Information (Details)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 USD ($)	Dec. 31, 2019 shares	Dec. 31, 2016 USD ($)
License Agreements [Line Items]
IP research and development expense | $	$ 13,635,000	$ 13,774,000	$ 23,775,000		$ 27,642,000
Minimum | TRACERx Patents
License Agreements [Line Items]
Acquisition price | £				£ 25,000,000
CRT License
License Agreements [Line Items]
IP research and development expense | $							$ 300,000
Aggregate milestone payments | £				£ 6,500,000
Contribution period of royalty products			10 years	10 years
Patent period of royalty products			5 years	5 years
CRT License | B Ordinary Shares
License Agreements [Line Items]
Shares granted | shares						396,125
CRT License | C Ordinary Shares
License Agreements [Line Items]
Shares granted | shares						67,793
CRT License | Non Therapeutics Products
License Agreements [Line Items]
Aggregate milestone payments | £				£ 800,000
CRT License | Maximum
License Agreements [Line Items]
Expenses related to license agreement | $	$ 100,000	$ 100,000	$ 100,000		$ 100,000